Interests in Associates - Aggregate Financial Information of Individually Immaterial Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
The Group's share of profit of these associates	¥ 1,573	¥ 2,104	¥ 877
Aggregate carrying amount of interests in these associates in the consolidated financial statements of the Group	39,192	38,051
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
The Group's share of profit of these associates	85	14
The Group's share of total comprehensive income of these associates	85	14
Aggregate carrying amount of interests in these associates in the consolidated financial statements of the Group	¥ 1,175	¥ 863